Patient Service Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 5,508,758	$ 4,645,036
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,468,783	2,208,586
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	439,038	220,201
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,336,037	2,013,357
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 264,900	$ 202,892